ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS - Warrant activities (Details) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Weighted average remaining period, outstanding	5 years 6 months
Warrant
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants Outstanding	489,673	489,673
Issued	555,694
Warrants Outstanding	1,045,367	489,673	489,673
Weighted average exercise price outstanding per share	$ 112.32	$ 112.32
Issued	14.40
Weighted average exercise price outstanding per share	$ 18.90	$ 112.32	$ 112.32
Weighted average remaining period, outstanding	4 years 4 months 24 days	4 years 5 months 15 days	5 years 5 months 15 days